Related Party Transactions - Narrative (Detail) $ in Millions		1 Months Ended							12 Months Ended
	Dec. 31, 2016 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($) installment	Aug. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2021 USD ($) agreement	Dec. 31, 2020 USD ($)
Debt Disclosure [Line Items]
Company received amount from agreement	$ 0.5						$ 0.5
Invested amount for research and development						$ 1.5
Number of offtake supply agreements (in agreements) | agreement									4
Number of terminable offtake supply agreements (in agreements) | agreement									2
Accrued interest									$ 10.9	$ 10.7
Liquidated damages										0.9
Offtake agreement exercise period									1 year
Offtake agreement purchase period									10 years
Other long-term debt								$ 5.0
Stockholder
Debt Disclosure [Line Items]
Line of credit facility, interest rate									0.38%
Debt instrument, increase, accrued interest										0.1
Other long-term debt									$ 5.1
Repayment period under prepayment agreement								5 years
Amount of repayment under prepayment agreement								$ 7.5
Repayment percentage of prepayment agreement amount								150.00%
Loan facility term									5 years
Stockholder | LIBOR
Debt Disclosure [Line Items]
Line of credit facility, interest rate									0.25%
Unsecured Convertible Notes
Debt Disclosure [Line Items]
Debt conversion, converted instrument, amount		$ 50.0
Convertible notes		$ 10.0
Debt instrument, interest rate		8.00%
Promissory Note
Debt Disclosure [Line Items]
Debt instrument, interest rate					3.50%
Prepayment from stockholder								$ 5.0
Debt instrument, increase, accrued interest					$ 0.2
Number of installments (in installments) | installment					3
Long-term debt, maturity, December 20, 2024									$ 2.2
Long-term debt, maturity, December 19, 2025									2.1
Long-term debt, maturity, December 18, 2026									2.1
Total debt outstanding									$ 5.2	5.2
Bridge Notes
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity				$ 6.0
Line of credit facility, interest rate				10.00%
Conversion percentage of outstanding principal and unpaid accrued interest			70.00%	70.00%
Percentage of repay purchasers in cash amount during liquidation				200.00%
Bridge loan										$ 3.2
Debt conversion, converted instrument, amount			$ 50.0
SPAC transaction			$ 700.0
Bridge Notes | Unsecured Convertible Notes
Debt Disclosure [Line Items]
Conversion percentage of outstanding principal and unpaid accrued interest		80.00%
Repayment premium as a percentage of principal		1